Other Expense (Income), Net (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Nov. 30, 2012	May 31, 2013	May 31, 2012	May 31, 2011
Component of Other Income, Nonoperating [Line Items]
Royalty (income), net				$ (2,069)	$ (1,520)	$ (1,249)
Loss on Brazil operational repositioning				6,087
Loss on Kemrock conversion option	(800)	(8,200)	(9,000)	9,030
(Income) loss related to unconsolidated equity affiliates				44,671	(8,079)	(1,148)
Other expense (income), net				$ 57,719	$ (9,599)	$ (2,397)